Stock Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Stock Purchase Plans [Abstract]
Terms of Employee Stock Purchase Plan	Shares may be purchased under the program at 95% of the fair market value at the end of the purchase period and the shares purchased are not subject to a holding period. Shares are purchased through payroll deductions of up to 10% of each participating employee’s gross wages.
Stock Issued During Period Shares Employee Stock Purchase Plans	127,000	139,000	124,000